Related Party Transactions - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
	Jul. 01, 2023	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 USD ($)
Related Party Transaction [Line Items]
Purchase of investments from others		₨ 0.0		₨ 0.0
Sale of investments from others		5,753.3		10,131.7
Proceeds from issuance of long-term debt		860,672.1	$ 9,172.7	661,226.3	₨ 1,155,775.2
Bank guarantees		2,913,117.7		2,462,279.4		$ 31,046.8
Percentage of Capital Acquired through amalgamation	100.00%
Tier II bonds
Related Party Transaction [Line Items]
Proceeds from issuance of long-term debt		9,191.0		12,191.0
Principal Owner | Property Plant and equipment
Related Party Transaction [Line Items]
Fixed assets purchased from related parties		0.0		2.9
Others
Related Party Transaction [Line Items]
Bank guarantees		₨ 2.5		₨ 2.5